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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH OCTOBER 2000

                THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

                                   Approx Asset
Date           Number    Price    Value or Approx    Seller
Each    Ident  Shares     Per     Asset Cov/ Shr     or Seller's
Trans   Sec    Purch     Share   at Time of Purch    Broker

10-25   GER     2000    11.2813     12.82          Weeden & Co.
10-26   GER     3100    11.5847     12.76               " "
10-30   GER     3100    11.5403     13.32               " "




The Germany Fund, Inc.
(Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement  11/01/00




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